Capital assets - Additional Information (Details) $ in Millions	3 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections	12.00%
Impairment reversal	$ 144.4
Deferred income tax expense	$ 47.7